Capital management - ING capital position (Parenthetical) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Capital management [table]
Reserved profit not included in CET	€ 1,568
Interim profit not included in CET, before Interim dividend paid	2,388	€ 820
Additional Tier 1 securities CRR/CRD IV-compliant		983
Supplementary capital Tier 2 bonds CRR/CRD IV-compliant	9,188	9,206
Supplementary capital Tier 2 bonds subject to CRR/CRD IV grandfathering rules	€ 153	€ 153